                                     Rule 497(e) File Nos. 33-49554 and 811-6740

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                              DECEMBER 31, 1999
                                                   as supplemented May 18, 2000

CitiFunds(SM)
Institutional Money
Market Funds

CITIBANK, N.A., INVESTMENT ADVISER


CITIFUNDS(SM) INSTITUTIONAL LIQUID RESERVES --
  CLASS A SHARES
CITIFUNDS(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITIFUNDS(SM) INSTITUTIONAL TAX FREE RESERVES


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

FUNDS AT A GLANCE .......................................................    3
   CITIFUNDS INSTITUTIONAL LIQUID RESERVES ..............................    4
   CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES........................   12
   CITIFUNDS INSTITUTIONAL TAX FREE RESERVES.............................   18

YOUR CITIFUNDS ACCOUNT ..................................................   26
   HOW TO BUY SHARES ....................................................   26
   HOW THE PRICE OF YOUR SHARES IS CALCULATED ...........................   27
   HOW TO SELL SHARES ...................................................   27
   EXCHANGES ............................................................   28
   DIVIDENDS ............................................................   29
   TAX MATTERS ..........................................................   29

MANAGEMENT OF THE FUNDS .................................................   32
   INVESTMENT ADVISER ...................................................   32
   ADVISORY FEES ........................................................   32
   DISTRIBUTION ARRANGEMENTS ............................................   33

MORE ABOUT THE FUNDS ....................................................   34
   PRINCIPAL INVESTMENT STRATEGIES ......................................   34

FINANCIAL HIGHLIGHTS ....................................................  A-1

                                                               -----------------
                                                               FUNDS AT A GLANCE
                                                               -----------------

Funds at a Glance

          Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

                                         ---------------------------------------
                                         CITIFUNDS INSTITUTIONAL LIQUID RESERVES
                                         ---------------------------------------

CitiFunds Institutional
Liquid Reserves

          This summary briefly describes CitiFunds Institutional Liquid Reserves and the principal risks of investing in it. Only Class A shares are offered by this prospectus. For more information, see MORE ABOUT THE FUNDS on page 34.

          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          CitiFunds Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

            o obligations of U.S. and non-U.S. banks;

            o commercial paper and asset backed securities;

            o short-term obligations of the U.S. government and its
              agencies and instrumentalities, and repurchase agreements for these obligations; and

            o obligations issued or guaranteed by the governments of
              Western Europe, Australia, Japan and Canada.

          The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS

          Investing in a mutual fund involves risk. Although CitiFunds Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

          CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

          CONCENTRATION IN THE BANKING INDUSTRY. CitiFunds Institutional Liquid Reserves concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Fund Performance

          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the IBC Financial Data 1st Tier Institutional Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

--------------------------------------------------------------------------------
                  CITIFUNDS INSTITUTIONAL LIQUID RESERVES
                  ANNUAL TOTAL RETURNS -- CLASS A*

                  1993                             3.17%
                  1994                             4.34%
                  1995                             6.12%
                  1996                             5.51%
                  1997                             5.67%
                  1998                             5.58%

     As of September 30, 1999, the Fund had a year-to-date return of 3.78%.

* All of the Fund's outstanding shares were reclassified as Class A shares on March 31, 2000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ...............................................................................
                                                            Quarter Ending
 ...............................................................................
Highest  1.54%                                              June 30, 1995
 ...............................................................................
Lowest   0.76%                                              March 31, 1993
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1998
 ...............................................................................
                                                                    Life of
                                                                  Fund Since
                                           1 Year     5 Years   October 2, 1992
 ...............................................................................
CLASS A                                     5.58%      5.44%         4.98%
  CITIFUNDS INSTITUTIONAL LIQUID
    RESERVES
 ...............................................................................
IBC Financial Data 1st Tier Institutional
  Money Market Funds Average                5.33%      5.16%           *
--------------------------------------------------------------------------------

* Information regarding performance for this period is not available.

Fund Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL LIQUID RESERVES -- CLASS A SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
 ...............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                     None
 ...............................................................................
Maximum Deferred Sales Charge (Load)                                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ..............................................................................
Management Fees                                                     0.15%
 ..............................................................................
Distribution (12b-1) Fees                                           0.10%
 ..............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                                     0.54%
 ..............................................................................
Total Annual Fund Operating Expenses                                0.79%
 ..............................................................................
Less Amount of Contractual Fee Waiver*                              0.45%
 ..............................................................................
Net Annual Fund Operating Expenses*                                 0.34%
--------------------------------------------------------------------------------

  * In addition to the contractual fee waivers which terminate on
    December 31, 2000, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that
    current net annual operating expenses are:                      0.19%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.

(1) The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
--------------------------------------------------------------------------------

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

            o you invest $10,000 in the Fund for the time periods
              indicated;

            o you reinvest all dividends;

            o you then sell all of your shares at the end of those periods;

            o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

            o the operating expenses as shown in the table remain the same
              -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL LIQUID RESERVES -- CLASS A SHARES
 ...............................................................................
                                   1 Year     3 Years    5 Years   10 Years
 ...............................................................................
                                     $35       $252       $439       $978
--------------------------------------------------------------------------------

                                  ----------------------------------------------
                                  CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
                                  ----------------------------------------------

CitiFunds Institutional
U.S. Treasury Reserves

          This summary briefly describes CitiFunds Institutional U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 34.

          FUND GOAL

          The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          Institutional U.S. Treasury Reserves may invest in:

            o U.S. Treasury bills, notes and bonds;

            o Treasury receipts; and

            o securities issued by U.S. government agencies and
              instrumentalities that are backed by the full faith and credit of the U.S. government.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS

          Investing in a mutual fund involves risk. Although CitiFunds Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Fund Performance

          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the IBC Financial Data Institutional 100% U.S. Treasury Rated Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

--------------------------------------------------------------------------------
                  CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
                  ANNUAL TOTAL RETURNS

                  1993                             3.03%
                  1994                             3.91%
                  1995                             5.56%
                  1996                             5.06%
                  1997                             5.11%
                  1998                             4.97%

As of September 30, 1999, the Fund had a year-to-date return of 3.29%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ...............................................................................
                                                            Quarter Ending
 ...............................................................................
Highest  1.42%                                              June 30, 1995
 ...............................................................................
Lowest   0.73%                                              June 30, 1993
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1998
 ...............................................................................
                                                               Life of Fund
                                                                   Since
                                         1 Year     5 Years   October 2, 1992
 ...............................................................................
CITIFUNDS INSTITUTIONAL U.S.
  TREASURY RESERVES                       4.97%      4.92%         4.54%
 ...............................................................................
IBC Financial Data Institutional
  100% U.S. Treasury Rated
  Money Market Funds Average              4.89%      4.85%           *
--------------------------------------------------------------------------------

* Information regarding performance for this period is not available.

Fund Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
 ...............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                     None
 ..............................................................................
Maximum Deferred Sales Charge (Load)                                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ...............................................................................
Management Fees                                                     0.15%
 ...............................................................................
Distribution (12b-1) Fees                                           0.10%
 ...............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                                     0.59%
 ...............................................................................
Total Annual Fund Operating Expenses                                0.84%
 ...............................................................................
Less Amount of Contractual Fee Waiver*                              0.45%
 ...............................................................................
Net Annual Fund Operating Expenses*                                 0.39%
--------------------------------------------------------------------------------

  * In addition to the contractual fee waivers which terminate on
    December 31, 2000, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that
    current net annual operating expenses are:                      0.25%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.

(1) The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S.
    Treasury Reserves Portfolio.

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

            o you invest $10,000 in the Fund for the time periods
              indicated;

            o you reinvest all dividends;

            o you then sell all of your shares at the end of those periods;

            o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

            o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
 ...............................................................................
                                   1 Year     3 Years    5 Years   10 Years
 ...............................................................................
                                     $40       $268       $466      $1,037
--------------------------------------------------------------------------------

                                       -----------------------------------------
                                       CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
                                       -----------------------------------------

CitiFunds Institutional
Tax Free Reserves

          This summary briefly describes CitiFunds Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 34.

          FUND GOALS

          The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

          MAIN INVESTMENT STRATEGIES

            o Under normal market conditions, Institutional Tax Free
              Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

            o The Fund invests at least 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

            o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS

          Investing in a mutual fund involves risk. Although CitiFunds Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

          CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short term rating categories by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          NON-DIVERSIFIED STATUS. CitiFunds Instutitional Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Institutional Tax Free Reserves also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the potential risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

          CONCENTRATION IN THE BANKING INDUSTRY. CitiFunds Instutitional Tax Free Reserves concentrates in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Fund Performance

          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar year indicated. The table compares the average annual returns for the Fund to the performance of the IBC Institutional Tax Free Money Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

--------------------------------------------------------------------------------
                  CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
                  ANNUAL TOTAL RETURNS

                  1998                             3.37%

As of September 30, 1999, the Fund had a year-to-date return of 2.24%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ..............................................................................
                                                            Quarter Ending
 ...............................................................................
Highest  0.89%                                              June 30, 1998
 ...............................................................................
Lowest   0.80%                                            December 31, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1998
 ...............................................................................
                                                               Life of Fund
                                                                   Since
                                                    1 Year     May 21, 1997
 ...............................................................................
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES            3.37%         3.46%
 ...............................................................................
IBC Institutional Tax Free Money
  Funds Average                                      3.13%           *
--------------------------------------------------------------------------------

*Information regarding performance for this period is not available.

Fund Fees and Expenses

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
 ...............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                     None
 ...............................................................................
Maximum Deferred Sales Charge (Load)                                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ...............................................................................
Management Fees                                                     0.20%
 ...............................................................................
Distribution (12b-1) Fees                                           0.10%
 ...............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                                     0.58%
 ...............................................................................
Total Annual Fund Operating Expenses                                0.88%
 ...............................................................................
Less Amount of Contractual Fee Waiver*                              0.45%
 ...............................................................................
Net Annual Fund Operating Expenses*                                 0.43%
-------------------------------------------------------------------------------

  * In addition to the contractual fee waivers which terminate on
    December 31, 2000, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that
    current net annual operating expenses are:                      0.25%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.

(1) The Fund invests in securities through an underlying mutual fund, Tax
    Free Reserves Portfolio. This table reflects the expenses of both the
    Fund and Tax Free Reserves Portfolio.
--------------------------------------------------------------------------------

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

            o you invest $10,000 in the Fund for the time periods
              indicated;

            o you reinvest all dividends;

            o you sell all of your shares at the end of those periods;

            o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

            o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
 ..............................................................................
                                   1 Year     3 Years    5 Years   10 Years
 ..............................................................................
                                     $44       $281       $488      $1,084
--------------------------------------------------------------------------------

                                                          ----------------------
                                                          YOUR CITIFUNDS ACCOUNT
                                                          ----------------------

Your CitiFunds Account

          HOW TO BUY SHARES

          Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer or financial institution that has an agreement with the distributor. You must be a customer of a Shareholder Servicing Agent to purchase shares. Shareholder Servicing Agents are financial institutions that have entered into shareholder servicing agreements concerning the Funds. You pay no sales charge (load) to invest in the Funds. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

          Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received and accepted by the distributor.

          Your Shareholder Servicing Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Shareholder Servicing Agent transmits the order when the check clears, usually within two business days.

          If you hold your shares through a Shareholder Servicing Agent, your Shareholder Servicing Agent will establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Shareholder Servicing Agent, or you may set up an account directly with the Fund's transfer agent.

          CitiFunds Institutional Liquid Reserves offers two classes of shares, each with different shareholder servicing and distribution arrangements and fees. Only Class A shares are offered by this prospectus.

          HOW THE PRICE OF YOUR SHARES IS CALCULATED

          Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Institutional Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, and the other Funds calculate their NAVs at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

          HOW TO SELL SHARES

          You may sell your shares on any business day. The price will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by your Shareholder Servicing Agent. You may contact your Shareholder Servicing Agent in writing or, if your Shareholder Servicing Agent permits, by telephone. All redemption requests must be in proper form, as determined by your Shareholder Servicing Agent.

          You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

          Your Shareholder Servicing Agent may impose a minimum account balance requirement. If so, your Shareholder Servicing Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Shareholder Servicing Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Shareholder Servicing Agent for more information.

          EXCHANGES

          You may exchange your shares of the Funds for shares of certain CitiFunds or other funds managed by Citibank. Your Shareholder Servicing Agent can provide you with more information, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

          Generally, there is no sales charge on shares you get through an exchange. However, if you are exchanging shares of a Fund for shares of another fund that are subject to an initial sales charge, and if the initial sales charge for the shares being exchanged into is greater than the sales charge, if any, you paid to acquire the Fund shares being exchanged, you will have to pay an initial sales charge at a rate equal to the difference.

          If you exchange your shares of a Fund for shares subject to an initial sales charge, you may qualify for reduction or elimination of the sales charge if you meet any of the following conditions:

            o You held the Fund shares being exchanged as of January 4,
              1999.

            o The Fund shares being exchanged were purchased with a sales charge or acquired through a previous exchange from shares purchased with a sales charge.

            o The Fund shares being exchanged represent capital
              appreciation or the reinvestment of dividends or capital gains distributions.

          To qualify for this reduction or elimination of the sales charge, you must notify your Shareholder Servicing Agent at the time of exchange. You may need to provide documentation to confirm your entitlement to the sales charge reduction or elimination.

          The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

          DIVIDENDS

          Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day they are purchased. You will not receive dividends for the day on which you redeem your shares. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

          TAX MATTERS

          This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

          TAXATION OF DISTRIBUTIONS: For Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

          For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result most of the Fund's dividends to you will not be subject to federal income tax. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. As a result, the Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

          Fund dividends which Institutional Tax Free Reserves designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

          STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

          TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

          BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

          FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States.
          Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

                                                         -----------------------
                                                         MANAGEMENT OF THE FUNDS
                                                         -----------------------

Management of the Funds

          INVESTMENT ADVISER

          Each Fund draws on the strength and experience of Citibank. Citibank is the investment adviser of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

          Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc. "CitiFunds" is a service mark of Citicorp.

          Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds. However, in making investment decisions for the Funds, Citibank does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

          ADVISORY FEES

          For the Funds' fiscal year ended August 31, 1999 Citibank received the following fees:

--------------------------------------------------------------------------------
                                              Fee, as percentage of average
  Fund                                       daily net assets, after waivers
 ...............................................................................
  INSTITUTIONAL LIQUID RESERVES -- CLASS A                 0.08%
 ...............................................................................
  INSTITUTIONAL U.S. TREASURY RESERVES                     0.07%
 ...............................................................................
  INSTITUTIONAL TAX FREE RESERVES                          0.11%
--------------------------------------------------------------------------------

          DISTRIBUTION ARRANGEMENTS

          The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

          The Funds have adopted distribution plans under rule 12b-1 under the Investment Company Act of 1940. The plans allow Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves and the Class A shares of Institutional Liquid Reserves to use up to 0.10% per year of its average daily net assets to compensate the Funds' distributor for its distribution activities. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distributor currently waives a portion of these fees on a voluntary basis. This fee waiver may be terminated or reduced at any time.

          The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. Citibank may make similar payments under similar arrangements.

                                                            --------------------
                                                            MORE ABOUT THE FUNDS
                                                            --------------------

More About the Funds

          The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

          PRINCIPAL INVESTMENT STRATEGIES

          The Funds' principal investment strategies are the strategies that, in the opinion of Citibank, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

          Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by Citibank to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, in Citibank's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, Citibank will decide whether the security should be held or sold.

--------------------------------------------------------------------------------
          WHAT ARE MONEY MARKET INSTRUMENTS?
          A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have
          maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES,
          VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES
          (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

          CitiFunds Institutional Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund invests at least 25% of its assets, and may invest all of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

          CitiFunds Institutional Liquid Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality.

          CitiFunds Institutional U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

          CitiFunds Institutional Tax Free Reserves invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and participation interests. This policy cannot be changed without a shareholder vote.

          Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by Citibank to be of comparable quality.

--------------------------------------------------------------------------------
          WHAT ARE MUNICIPAL OBLIGATIONS?
          Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax.

          Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire
          previous debt. Short term obligations (municipal notes or
          commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------

          CitiFunds Institutional Tax Free Reserves may invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

          CitiFunds Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

          CitiFunds Institutional Tax Free Reserves concentrates in participation interests issued by banks and other financial institutions and secured by bank letters of credit or guarantees. This means that the Fund will invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

          CitiFunds Institutional Tax Free Reserves may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, the Fund's investment goals and policies may be changed without a shareholder vote.

          CitiFunds Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

          INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

          MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. Citibank's portfolio managers use a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the portfolio manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

          Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other market sectors or industries.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. All outstanding Fund shares on March 31, 2000 were reclassified as Class A shares.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES -- CLASS A SHARES
                                                                    Year Ended August 31,
                                      ----------------------------------------------------------------------------------------
                                      1999                 1998                 1997                 1996                 1995
 ..............................................................................................................................
Net asset value, beginning
  of period                       $1.00000             $1.00000             $1.00000             $1.00000             $1.00000
Net investment income              0.05041              0.05548              0.05459              0.05521              0.05698
Less dividends from net
  investment income               (0.05041)            (0.05548)            (0.05459)            (0.05521)            (0.05698)
 ..............................................................................................................................
Net asset value, end of
  period                          $1.00000             $1.00000             $1.00000             $1.00000             $1.00000
 ..............................................................................................................................
Total return                          5.16%                5.69%                5.60%                5.66%                5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                $5,794,599           $3,380,501           $1,967,491           $1,257,134           $1,480,097
Ratio of expenses to
  average net assets+                 0.19%                0.20%                0.18%                0.20%                0.17%
Ratio of net investment
  income to average net assets+       5.04%                5.57%                5.52%                5.52%                5.70%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share   $0.04557             $0.04948             $0.04844             $0.04921             $0.05050
RATIOS:
Expenses to average net assets+       0.79%                0.79%                0.80%                0.80%                0.84%
Net investment income to
  average net assets+                 4.44%                4.98%                4.90%                4.92%                5.03%

+ Includes the Fund's share of the allocated expenses of Cash Reserves Portfolio, the underlying fund in which the Fund invests its assets.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
                                                                        Year Ended August 31,
                                          ------------------------------------------------------------------------------------
                                              1999               1998               1997               1996               1995
 ..............................................................................................................................
Net asset value, beginning of period      $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
Net investment income                      0.04395            0.05001            0.04994            0.05051            0.05200
Less dividends from net investment
  income                                 (0.04395)          (0.05001)          (0.04994)          (0.05051)          (0.05200)
 ..............................................................................................................................
Net asset value, end of period            $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
 ..............................................................................................................................
Total return                                  4.48%              5.12%              5.11%              5.17%              5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                              $605,364           $264,136           $306,350           $213,395           $120,731
Ratio of expenses to average net
  assets+                                     0.25%              0.25%              0.25%              0.25%              0.25%
Ratio of net investment income to
  average net assets+                         4.40%              5.00%              5.01%              5.03%              5.23%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.03806           $0.04431           $0.04416           $0.04428           $0.04593
RATIOS:
Expenses to average net assets+               0.84%              0.82%              0.83%              0.87%              0.85%
Net investment income to average net
  assets+                                     3.81%              4.43%              4.43%              4.41%              4.62%

+ Includes the Fund's share of the allocated expenses of U.S. Treasury Reserves Portfolio, the underlying fund in which the Fund invests its assets.

The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended August 31, 1999 and 1998 and for the period May 21, 1997 (commencement of operations) to August 31, 1997. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
                                                                                                              May 21, 1997
                                                                 Year Ended August 31,                       (Commencement
                                                            -----------------------------------          of Operations) to
                                                                1999                       1998            August 31, 1997
 ..........................................................................................................................
Net asset value, beginning of period                        $1.00000                   $1.00000                   $1.00000
Net investment income                                        0.03026                    0.03440                    0.00984
Less dividends from net investment income                   (0.03026)                  (0.03440)                  (0.00984)
 ..........................................................................................................................
Net asset value, end of period                              $1.00000                   $1.00000                   $1.00000
 ..........................................................................................................................
Total return                                                    3.07%                      3.49%                      0.99%**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $165,726                   $207,311                   $ 60,048
Ratio of expenses to average net assets+                        0.25%                      0.25%                      0.25%*
Ratio of net investment income to average net assets+           3.02%                      3.43%                      3.47%*

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and
Administrator had not voluntarily assumed expenses during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                             $0.02395                   $0.02718                   $0.00729
RATIOS:
Expenses to average net assets+                                 0.88%                      0.97%                      1.15%*
Net investment income to average net assets+                    2.39%                      2.71%                      2.57%*

 + Includes the Fund's share of the allocated expenses of Tax Free Reserves Portfolio, the underlying fund in which the Fund invests its assets.
 * Annualized.
** Not annualized.

          The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

          Additional information about each Fund's investments is available in that Funds' Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

          To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call
          1-800-625-4554 toll-free, or your account representative.

          The SAI is also available from the Securities and Exchange Commission. You can find it on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: 1-800-SEC-0330. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.